STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
Schedule of warrants

	Number of Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Yrs.)

Balance January 1, 2021	7,654	$220.20	1.66
Warrants issued	142,458	125.40
Warrants exercised	(8,316)	–
Warrants forfeited	(224)	–
December 31, 2021	141,572	$132.00	1.75
Warrants issued	10,123	$126.00
Warrants exercised	–	–
Warrants forfeited	(5,156)	–
Balance September 30, 2022	146,539	$127.80	2.26

Schedule of options

Year Issued	Options Issued	Options Forfeited	Options Outstanding	Vested Options	Weighted Average Exercise Price	Weighted Average Remaining Life (Yrs.)

2013	8,058	(869)	7,189	7,189	$230.40	0.97
2018	62	–	62	62	748.80	0.58
2021	6,950	–	6,950	6,950	89.40	3.83
Total	15,070	(869)	14,201	14,201	$163.68	1.48